SUMMARY OF RESTRICTED STOCK AWARDS (Details) - Restricted Stock [Member] - Freight App Inc [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Awards, Beginning Balance | shares
Weighted-Average Grant Date Fair Value Per Share, Beginning Balance | $ / shares
Restricted Stock Awards, Granted | shares	175,332
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 0.80
Restricted Stock Awards, Forfeited | shares	(5,000)
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	$ 0.80
Restricted Stock Awards, Exercised | shares
Weighted-Average Grant Date Fair Value Per Share, Exercised | $ / shares
Restricted Stock Awards, Vested | shares	(78,631)
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	$ 0.80
Restricted Stock Awards, Ending Balance | shares	91,701
Weighted-Average Grant Date Fair Value Per Share, Ending Balance | $ / shares	$ 0.80